CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Millions		Total		Share capital [Member]	Share premium [member]	Fair value reserve [member] Fair value reserve (recycling) [member]	Fair value reserve [member] Fair value reserve (non-recycling) [member]	Other reserves [member]	Retained earnings [member]	Total attributable to equity shareholders of the Company [Member]	Non-controlling interests [member]
Beginning balance at Dec. 31, 2016		¥ 54,976		¥ 9,818	¥ 14,131	¥ 209	¥ 0	¥ 2,078	¥ 17,220	¥ 43,456	¥ 11,520
Changes in equity
Profit for the year		6,898	[1],[2]	0	0	0	0	0	5,961	5,961	937
Other comprehensive income		113	[1],[2]	0	0	66	0	1	0	67	46
Total comprehensive income for the year		7,011	[1],[2]	0	0	66	0	1	5,961	6,028	983
Appropriations to reserves		0		0	0	0	0	492	(492)	0	0
Dividends relating to the prior year		(982)		0	0	0	0	0	(982)	(982)	0
Issuance of shares		1,321		270	1,051	0	0	0	0	1,321	0
Capital injection by non-controlling interests in subsidiaries		404		0	0	0	0	0	0	0	404
Dilution and change in non-controlling interests and other reserves		74		0	0	0	0	113	0	113	(39)
Distributions to non-controlling interests		(261)		0	0	0	0	0	0	0	(261)
Ending balance at Dec. 31, 2017	[1],[2]	62,543		10,088	15,182	275	0	2,684	21,707	49,936	12,607
Impact on initial application of IFRS 15 (Note 2(b))		579		0	0	0	0	0	526	526	53
Impact on initial application of IFRS 9 (Note 2(b))		111		0	0	(240)	303	0	40	103	8
Adjusted balance		63,233		10,088	15,182	35	303	2,684	22,273	50,565	12,668
Changes in equity
Profit for the year		3,364	[2]	0	0	0	0	0	2,895	2,895	469
Other comprehensive income		255	[2]	0	0	22	133	(2)	0	153	102
Total comprehensive income for the year		3,619	[2]	0	0	22	133	(2)	2,895	3,048	571
Appropriations to reserves		0		0	0	0	0	221	(221)	0	0
Dividends relating to the prior year		(1,009)		0	0	0	0	0	(1,009)	(1,009)	0
Issuance of shares		12,649		2,179	10,470	0	0	0	0	12,649	0
Capital injection by non-controlling interests in subsidiaries		72		0	0	0	0	0	0	0	72
Changes in other reserves		4		0	0	0	0	4	0	4	0
Distributions to non-controlling interests		(99)		0	0	0	0	0	0	0	(99)
Ending balance at Dec. 31, 2018	[2]	78,469		12,267	25,652	57	436	2,907	23,938	65,257	13,212
Impact on initial application of IFRS 16 (Note 2(b))		(3,462)		0	0	0	0	(272)	(2,852)	(3,124)	(338)
Adjusted balance		75,007		12,267	25,652	57	436	2,635	21,086	62,133	12,874
Changes in equity
Profit for the year		3,084		0	0	0	0	0	2,640	2,640	444
Other comprehensive income		(83)		0	0	(55)	(27)	(6)		(88)	5
Total comprehensive income for the year		3,001		0	0	(55)	(27)	(6)	2,640	2,552	449
Appropriations to reserves		0		0	0	0	0	181	(181)	0	0
Dividends relating to the prior year		(613)		0	0	0	0	0	(613)	(613)	0
Acquisition of non-controlling interests in a subsidiary		(24)		0	0	0	0	(10)	0	(10)	(14)
Changes in other reserves		44		0	0	0	0	44	0	44	0
Distributions to non-controlling interests		(86)		0	0	0	0	0	0	0	(86)
Ending balance at Dec. 31, 2019		¥ 77,329		¥ 12,267	¥ 25,652	¥ 2	¥ 409	¥ 2,844	¥ 22,932	¥ 64,106	¥ 13,223

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[2]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).